SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table presents a summary of share options activity for the years ended December 31, 2025:

	Share Options	Weighted Average Exercise Price Per Share Option	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of December 31, 2024	191,700	$2.77	5.64	$227
Granted	618,871	6.04	9.36
Exercised	-	-
Expired	-	-
Forfeited	-	-
Outstanding as of December 31, 2025	810,571	$5.31	8.25	3,110

Vested and Exercisable as of December 31, 2025	202,934	$2.86	4.92	$1,274

SCHEDULE OF SHARE BASED COMPENSATION EXPENSES

The following table sets forth the total share-based compensation expense resulting from share options granted to employees, directors and non-employee service providers included in the consolidated statements of operations:

	Year ended December 31,
	2025	2024	2023

Research and development	$105	$9	$34
General and administrative	342	1	5

Total share-based compensation expenses	$447	$10	$39

SCHEDULE OF FAIR VALUE ASSUMPTIONS OF STOCK OPTIONS

	Year Ended December 31,
(Amounts in dollars, except percentages)	2025	2024
Expected volatility	70.83-77.26%	63.63%
Expected dividends	0%	0%
Expected term (in years)	5.27-6.34	5.75
Risk free rate	3.72-4.46%	4.64%
Fair value of Class Ordinary Shares	$3.47-8.08	$3.47